Shareholder Report, Average Annual Return (Details) 191873_Congress Large Cap Growth ETF_TF_TSR Annual {TF}	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Congress Large Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Congress Large Cap Growth ETF NAV
Average Annual Return, Percent	19.88%	23.49%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	23.96%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	30.52%	31.21%